INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Deferred Tax Assets And Liabilities
Operating loss carryforwards	$ 97,437,361	$ 0
Valuation allowance	164,952,382
Deferred tax assets	$ 148,845,231
U.S. federal statutory tax rate, percentage	21.00%